Shareholder Fees	0 Months Ended
Dec. 01, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2015 Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2025 Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2035 Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2045 Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2050 Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2050 Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2055 Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]
(Institutional) | (WFA Strategic Municipal Bond Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Institutional) | (WFA Short-Term High Yield Bond Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Institutional) | (WFA Absolute Return Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(Institutional) | (WFA Asset Allocation Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.